TRANSACTIONS WITH RELATED PARTIES (Transactions with TAT Industries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2010
Related Party Transaction [Line Items]
Management fees		[1]	$ 29	[1]	$ 50	[1]
Lease expenses		[2]	424	[2]	416	[2]
Buildings [Member]
Related Party Transaction [Line Items]
Lease expenses							$ 400
Area of property leased	344,000
Length of lease contract	24 years 11 months
Annual incremental increase in lease payment	2.00%						2.00%
Manufacturing, Office and Storage Space [Member]
Related Party Transaction [Line Items]
Area of property leased	90,000

[1]	According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses. Such services provided to TAT Industries until the purchase of TAT's shares by FIMI Funds on August 7, 2013 (see also note 1).
[2]	During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year.